SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21323

Eaton Vance Limited Duration Income Fund

Name of Registrant

One Post Office Square Boston, MA 02109

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities to be Redeemed:
Auction Preferred Shares, Series A, Series B, Series C, Series D, and Series E, par value of $0.01 per share, with a liquidation preference of $25,000 per share (collectively, the “APS”).
(2)	Date on Which the Securities are to be Redeemed:
The APS will be redeemed on Tuesday, September 15, 2026 (the “Redemption Date”).
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The APS are to be redeemed pursuant to Section 4(a)(i) of Fund’s Statement Creating Five Series of Auction Preferred Shares, included as Appendix I to the Fund’s Amended and Restated By-Laws, as amended.
(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem 100% (120 shares) of its outstanding APS. Holders of the APS will receive $25,000 per share, which equals the liquidation preference of $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to the Redemption Date.

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SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 14th day of August, 2026.

EATON VANCE LIMITED DURATION INCOME FUND
By:	/s/ Kenneth A. Topping
Name:	Kenneth A. Topping
Title:	President